Company Overview (Details Narrative) - USD ($) $ in Thousands				3 Months Ended		12 Months Ended
	May 07, 2025	Jan. 24, 2025	Dec. 18, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent				$ 81	$ 2,946	$ 11,212	$ 22,555
Retained Earnings (Accumulated Deficit)				440,461		439,494	428,282
Cash and Cash Equivalents, at Carrying Value				3,450		$ 3,137	$ 3,378
Stockholders' Equity, Reverse Stock Split	one-for-sixteen		15:1
Deconsolidation, Gain (Loss), Amount		$ 5,000		$ 4,947